Cash and cash equivalents and short-term deposits	12 Months Ended
Dec. 31, 2019
Disclosure of cash and cash equivalents [text block] [Abstract]
Disclosure of cash and cash equivalents [text block]
4.	Cash and cash equivalents and short-term deposits

($000s)	December 31, 2019	December 31, 2018
Cash and cash equivalents	8,793	2,928
Short-term deposits	4,114	17,068
	12,907	19,996

All of the cash and cash equivalents are held in a Canadian Schedule I bank. Short-term deposits consist of Canadian Schedule I bank guaranteed deposits and are cashable in whole or in part with interest at any time to maturity.